Share-Based Compensation - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($) Month	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Period from grant date	Mar. 31, 2012 Period from day after date of retirement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, vesting period	1 year	1 year
Options, exercise period after date of retirement					20 years	5 years
Total intrinsic value of options exercised	$ 146	¥ 12,000		¥ 5,000
Share-based compensation, tax benefits recognized	728	60,000	50,000	55,000
Total recognized tax benefits	255	21,000	20,000	22,000
Weighted-average grant date fair values of options granted	$ 11	¥ 878,000	¥ 1,081,000	¥ 1,084,000
Total unrecognized compensation cost related to nonvested share-based compensation arrangements granted	$ 133	¥ 11,000
Unrecognized compensation cost related to nonvested share-based compensation arrangements granted, recognition period	3	3